Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets	$ 307	$ 442
Liabilities	(6,340)	(2,353)
Net	(6,033)	(1,911)
Non-current, Assets	291	25
Non-current, Liabilities	(766)	(937)
Non-current, Net	795	(912)
Derivatives	16	458
Derivatives	(5,574)	(1,457)
Current derivative financial assets liabilities, net, Total	(5,238)	(999)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	191	151
Liabilities	(586)	(211)
Net	(395)	(60)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	7	1
Liabilities	(3)	(2)
Net	4	(1)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	9	14
Liabilities	(27)	(37)
Net	(18)	(23)
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	32	9
Liabilities	(489)	(906)
Net	(457)	(897)
Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	20
Liabilities	(86)	(73)
Net	(66)	(73)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	23	178
Liabilities	(172)	(5)
Net	(149)	173
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets		24
Liabilities	(8)	(20)
Net	(8)	4
Wheat futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	13	34
Liabilities	(11)	(22)
Net	2	12
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	8	10
Liabilities	(28)	(20)
Net	(20)	(10)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets		21
Liabilities	(4,877)	(1,057)
Net	(4,877)	$ (1,036)
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	4
Liabilities	(54)
Net	$ (50)